SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Advertising, Tax Receivable Liability, and Selling, General and Administrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Selling expenses	$ 17,434	$ 181	$ 313
Income tax benefit	$ 857	0	0
Tax Receivable Agreement, percentage	90.00%
Tax receivable agreement liability	$ 24,500	0
Salaries and commissions	16,103	12,650	14,824
Transaction costs	2,784	264	1,065
Professional fees	$ 8,350	$ 6,536	$ 4,546